Leases (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 28, 2019	Dec. 26, 2020
Leases [Abstract]
Operating Lease, Weighted Average Remaining Lease Term		4 years 8 months 12 days
Noncash or Part Cash Acquisition, Lease Right-of Use Assets Acquired		$ 157,007
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months		177,350
Operating Lease, Expense	$ 9,509	94,387
Short-term Lease, Cost	4,777	2,495
Variable Lease, Cost	2,366	14,137
Sublease Income	654	868
Operating Lease, Cost	$ 15,998	110,151
Lessee, Operating Lease, Liability, Payments, Due Year Two		153,792
Lessee, Operating Lease, Liability, Payments, Due Year Three		123,995
Lessee, Operating Lease, Liability, Payments, Due Year Four		89,943
Lessee, Operating Lease, Liability, Payments, Due after Year Five		56,039
Lessee, Operating Lease, Liability, Payments, Thereafter		85,208
Lessee, Operating Lease, Liability, Payments, Due		686,327
Operating Lease Payments, less interest		157,019
Operating Lease, Liability		529,308
Operating Lease, Payments		$ 87,399
Operating Lease, Weighted Average Discount Rate, Percent		11.17%